PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Gross carrying amount
Balance at beginning of period	$17,323	$19,118
Additions (cash and non-cash)	1,798	2,912
Dispositions (1) (2)	(364)	(5,586)
Acquisitions through business combinations	63	116
Assets reclassified as held for sale (3)	(3,215)	(333)
Foreign currency translation and other	39	1,096
Balance at end of period	$15,644	$17,323
Accumulated depreciation and impairment
Balance at beginning of period	$(6,310)	$(5,886)
Depreciation/depletion/impairment expense	(717)	(1,445)
Dispositions (1) (2)	150	1,191
Assets reclassified as held for sale (3)	542	142
Foreign currency translation and other	34	(312)
Balance at end of period	$(6,301)	$(6,310)
Net book value (4)	$9,343	$11,013
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(1)The prior period includes the deconsolidation of the Corporation’s healthcare services operation.
(2)The prior period includes reclassification of $1,419 million from property, plant and equipment into finance lease receivables related to vessels at the Corporation’s offshore oil services.
(3)See Note 8 for additional information.
(4)Includes right-of-use assets of $799 million as at June 30, 2026 (December 31, 2025: $767 million).